Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings	Note 5. Borrowings

		Successor		Predecessor
	Maturities	December 31, 2024	Interest Rates	December 31, 2023	Interest Rates
Series 1 promissory notes ..........................	2025 - 2026	$725	12% - 15%	$1,911	9% - 15%
Related party notes ....................................	2024 - 2025	14,000	8% - 15.99%	1,000	—%
Convertible promissory notes ....................		—		6,634	8%
WTI Facility ..............................................	2028	20,000	13.50%	—
Total Notes Payable ................................		34,725		9,545
Less: unamortized debt discount ...............		(6,446)		(2,133)
Less: current portion of related party notes payable ..........................................		(14,000)		(1,000)
Less: current portion of notes payable .......		(625)		(912)
Total Long-term Notes ..........................		$13,654		$5,500
The Company's debt is carried on a historical cost basis net of unamortized discounts and premiums. Costs associated with acquiring debt are presented in the consolidated balance sheets as a direct deduction from the carrying amount of the debt as a debt discount. Discounts on debt are amortized over the contractual life of the related debt instrument using the effective interest method (unless otherwise specified below) and are included in
Interest expense, net in the consolidated statements of operations and comprehensive income (loss).
The Company’s notes payable, excluding debt issuance costs, and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2025 ......................................................................................................................................................	$14,625
2026 ......................................................................................................................................................	7,295
2027 ......................................................................................................................................................	8,244
2028 ......................................................................................................................................................	4,561
Total Debt ...........................................................................................................................................	$34,725
Series 1 Promissory Notes
In 2018, the Company authorized the issuance and sale of unsecured promissory notes to investors up to
$35,000. From 2018 to 2021, the Company issued promissory notes with a total principal amount of $4,936. The notes require monthly interest payments, have an original maturity period of 36-48 months, and bear interest at
9%-12% per annum. The notes contain two term extension options, at the Company’s election, which can extend the notes’ maturity period to 60 months in total. If the Company elects its first term extension option, the note will bear interest at 12% for months 36 through 48. If the Company elects its second term extension option, the notes will bear interest at 15% for months 48 through 60.
In the event of a change of control or a portfolio company sale, the notes are required to be repaid. In the event of a default, noteholders may elect to convert notes into common units of the Company equal to two times the unpaid principal balance plus accrued but unpaid interest at the time of conversion at a pre-money valuation agreed to by a majority of the converting noteholders. If the Company is in default due to lack of payment and the noteholders do not elect repayment, notes will accrue interest at the default rate. During the first 36 months, the default interest rate is 12% and increases to 18% thereafter.
Noteholders converted their Series 1 promissory notes into Class B Preferred Units as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Principal amount ...........................................................................	$—	$396	$1,310
Number of shares ..........................................................................	—	40,829	135,133
The conversion rate was based on the Class B Preferred Unit issuance price of $9.6992 per unit. The noteholders elected to receive the last interest payment due and waive the prepayment fee, if applicable, in connection with the transaction. The Company accounted for the conversion of promissory notes as an extinguishment of debt, the impact of which is immaterial to the Company’s financial statements. Upon Closing of the Business Combination, the option for noteholders to convert their Series 1 promissory notes into Class B
Preferred Units is no longer available.
Extensions on Series 1 promissory notes were as follow:

		Successor	Predecessor
	Interest Rate	December 31, 2024	December 31, 2023
Principal amount of 1st extension promissory notes .....................	12%	$122	$829
Principal amount of 2nd extension promissory notes ...................	15%	$603	$890
Interest expense on Series 1 promissory notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest .....................................	$29	$138	$297
Interest attributable to amortization of issuance costs ....................	—	—	32
Total interest expense ..................................................................	$29	$138	$329
Related Party Notes
The Company entered into unsecured promissory notes with two related parties, the first on August 20, 2024, for a principal amount of $10,000, and the second on August 22, 2024, for a principal amount of $2,000. The
Company entered into amended and restated agreements to amend the terms of these unsecured promissory notes on
October 1, 2024. As per the original agreements, the note with the first party contained a loan fee of $1,000 which was payable with the repayment of the principal amount of the note and the note with the second party contained interest at the rate of 11.50% per annum. The principal amounts, loan fees and accrued interest were repayable at the earlier of October 15, 2024 and the first business day following the date of consummation of the Business
Combination.
As per the amended note with the first party, the maturity date was extended to the earlier of (i) January 31,
2025 and (ii) the first business day following the date on which the Company has sufficient capital to be able to repay all amounts outstanding under the note and otherwise meet its expected working capital needs as determined by the Company in its reasonable discretion. The loan fee of $1,000, required under the original agreement, became due on or around the amendment date but as of December 31, 2024 has not yet been paid and interest will accrue at the rate of 15.99% per annum until paid. The amendment was accounted for as a troubled debt restructuring as the
Company  was provided a concession through a decrease in the effective interest rate. However, no gain or loss was recognized as a result.
As per the amended note with the second party, the maturity date was extended to January 31, 2025 and the interest rate was increased to 13.50% per annum. Additionally, $1,000 of the principal amount became due on or around the amendment date but as of December 31, 2024 has not yet been paid.
Interest expense on the related party notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Total interest expense ..................................................................	$611	$932	$—
In addition to the related party notes above, the Company also has a related party note for $1,000 that had no stated interest or maturity at issuance. The Company formally came to terms on the related party note by executing an unsecured promissory note with the related party on May 2, 2024. As per the terms of the executed agreement, the principal amount became due on December 21, 2024 but as of December 31, 2024 has not yet been paid and interest will now accrue at the rate of 8.00% per annum. Upon maturity, the Company is required to repay the outstanding principal amount of $1,000 and a loan fee equal to approximately $63. There is no stated interest as per the terms of the executed agreement but it provides for interest at the rate of 8.00% per annum on the outstanding amount from the maturity date if the Company fails to pay any amount due on the maturity date.
Convertible Promissory Notes
The Company previously issued 8% convertible promissory notes (the “2025 Notes”) that can be converted into equity units at the later of a qualified financing event or upon maturity, which is 36-months. A qualified financing event is one or more transactions that results in gross proceeds of at least $2,000. Upon the occurrence of a qualified financing event, the 2025 Notes convert to the series of stock issued in that financing at the lesser of (a) a 20 percent discount or (b) $200 million divided by the number of fully diluted units outstanding immediately prior to the financing. This conversion option is accounted for as a derivative instrument and the fair value of such is discussed in Note 4. Fair Value.
On March 31, 2024, the 2025 Notes with a $6,000 principal balance and $755 of accrued interest were converted into 693,480 Accelsius Series A units at a conversion price of $9.74 per share. The conversion was pursuant to the occurrence of a qualified financing event. The related embedded derivative liability was extinguished in connection with the conversion, resulting in a loss on conversion of $1,119 recorded on the consolidated statements of operations and comprehensive income (loss) in the Predecessor period from January 1, 2024 through
October 1, 2024.
Interest expense on the 2025 Notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest ....................................	$—	$120	$583
Interest attributable to amortization of implied discounts .............	—	231	456
Total interest expense ................................................................	$—	$351	$1,039
The Company has accrued interest of $— and $634 in convertible promissory notes as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the unamortized discount was $— and $2,133, respectively.
WTI Facility
On October 22, 2024, the Company entered into a term loan with WTI Fund X, Inc. and WTI Fund XI, Inc.,
(collectively, “WTI Lenders”). The terms of the loan provides for a term loan facility in the aggregate principal amount of up to $50,000 (the "WTI Facility"), of which (i) up to $20,000 is made available after October 22, 2024 and through November 15, 2024 (the "First Tranche"); (ii) up to $15,000 is made available after November 1, 2024 and through November 30, 2024 (the "Second Tranche"); and (iii) up to $15,000 will be made available after
December 31, 2024 and through January 31, 2025 (the "Third Tranche") (provided that up to $7,500 of the Third
Tranche will be made available until March 31, 2025), in each case, subject to the satisfaction of certain conditions, including, with respect to each of the Second Tranche and the Third Tranche, satisfaction of certain financial conditions and the WTI Lenders’ satisfaction with the Company’s forward-looking plan at such time.
Borrowings under the WTI Facility will accrue interest at a rate per annum equal to the greater of (i) the “prime rate” of interest, as published by The Wall Street Journal on the date that the WTI Lenders prepare the promissory notes for the borrowings under such tranche, plus 5% and (ii) 13.50% and will amortize, after an interest-only period of twelve months in the case of the First Tranche and six months in the case of each of the Second Tranche and the
Third Tranche, in equal monthly installments over a period of thirty months. Obligations are secured by a lien on the majority of the assets of Innventure LLC and Innventure, Inc.
The Company received all $20,000 of the First Tranche on November 15, 2024. The First Tranche, principal and interest, shall be repaid over a period of 30 months in equal, monthly installments, commencing after an initial
12-month period of interest-only monthly payments, resulting in a total term of 42 months. The interest rate on the outstanding principal amounts under the WTI Facility for the Successor period ended December 31, 2024 was
13.50%.
In connection with the WTI Facility, the Company issued WTI Warrants to the WTI Lenders (as further defined and described in Note 11. Warrants). The Company accounted for each of the WTI Warrants as detachable warrants at their fair value. The fair value of the WTI Warrants was recorded as a liability and as a discount to the WTI
Facility on the consolidated balance sheets. The Company is amortizing the discount over the term of the WTI
Facility using the straight-line method.
On October 22, 2024, when the Company entered into the WTI Facility, the Company recognized $16,735 as a commitment fee asset on the consolidated balance sheets. On November 15, 2024, when the Company received the
First Tranche in the amount of $20,000, the prorated portion of the commitment fee asset of $6,694 was reclassified to a debt issuance cost within Notes payable, net of current portion and began amortizing over the term of the First
Tranche. On November 30, 2024 and December 31, 2024, management determined that the Second and Third
Tranche, respectively, could not be drawn upon due to certain operational thresholds which had not been met for these Tranches. Therefore, the Company wrote off $5,021 and $5,021, respectively on these dates, to Write-off of loan commitment fee asset on the consolidated statements of operations and comprehensive income (loss) as the commitment fee asset could no longer benefit the Company in receiving debt financing capital.
Interest expense on this facility was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest ....................................	$352	$—	$—
Interest attributable to amortization of issuance costs ..................	248	—	—
Total interest expense ................................................................	$600	$—	$—